Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following information shows the relationship between “compensation actually paid” (as calculated pursuant to SEC rules) to our executive officers and certain performance metrics. For further information concerning how we align compensation delivery with performance, refer to the “Compensation Discussion and Analysis.”
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
Year	Summary Compensation Table Total for First CEO(1)	Summary Compensation Table Total for Second CEO(1)	Compensation Actually Paid to First CEO(2)	Compensation Actually Paid to Second CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)(7)	EBITDA (in millions)(8)
							Company TSR(5)	Peer Group TSR(6)
2025	$10,525,488	$6,873,013	$(1,658,130)	$5,984,315	$2,320,125	$1,286,860	$248	$388	$(62)	$499
2024	$16,135,692	N/A	$25,327,790	N/A	$2,849,975	$3,682,414	$308	$287	$2,084	$550
2023	$18,877,290	N/A	$29,720,741	N/A	$3,207,048	$4,483,947	$245	$204	$79	$624
2022	$13,283,347	N/A	$21,858,282	N/A	$3,370,535	$4,628,548	$217	$171	$73	$347
2021	$10,859,187	N/A	$16,004,797	N/A	$3,616,290	$5,014,009	$155	$149	$(401)	$359

(1)
The amounts in columns (b) and (c) are the total compensation reported for Mr. Constable (our CEO for all of 2021, 2022, 2023, 2024 and part of 2025, referred to herein as our “First CEO”) and Mr. Breuer (our CEO for part of 2025, referred to herein as our “Second CEO”) in the “Total” column of the Summary Compensation Table.

(2)
The amounts in columns (d) and (e) represent the “compensation actually paid” to our CEO in each year, computed pursuant to SEC rules. The amounts do not reflect the actual amount of compensation earned or received by our CEO during the applicable year. The following adjustments were made to total compensation for each year to determine the compensation actually paid:

	Reported Summary Compensation Table Total for First CEO	Reported Summary Compensation Table Total for Second CEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to CEO
2025	N/A	$6,873,013	$(3,338,331)	$2,449,633	$—	$—	$5,984,315
	$10,525,488	N/A	$(8,634,900)	$(3,548,718)	$—	$—	$(1,658,130)
2024	$16,135,692	N/A	$(11,619,448)	$20,811,546	$—	$—	$25,327,790
2023	$18,877,290	N/A	$(13,876,206)	$24,719,657	$—	$—	$29,720,741
2022	$13,283,347	N/A	$(9,750,370)	$18,325,305	$—	$—	$21,858,282
2021	$10,859,187	N/A	$(6,452,891)	$11,598,501	$—	$—	$16,004,797

(a)
The amounts in this column represent the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
Equity award adjustments for each applicable are as follows:

	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change from End of Prior Year to Vesting Date in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards Forfeited in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025 Second CEO	$3,309,123	$(544,136)	$—	$(315,354)	$—	$—	$2,449,633
2025 First CEO	$7,796,455	$(4,905,684)	$—	$(6,439,489)	$—	$—	$(3,548,718)
2024	$15,003,854	$6,376,956	$—	$(569,264)	$—	$—	$20,811,546
2023	$21,428,426	$2,686,054	$—	$605,177	$—	$—	$24,719,657
2022	$12,366,554	$5,296,626	$—	$662,125	$—	$—	$18,325,305
2021	$8,582,890	$2,427,575	$—	$588,036	$—	$—	$11,598,501

(c)
The amounts in this column are the amounts reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for the applicable year.

(d)
There were no pension benefit adjustments in the applicable years.

(3)
The amounts in column (f) represent the average of the amounts reported for our NEOs (other than our CEOs) as a group (the “Non-CEO NEOs”) in the “Total” column of the Summary Compensation Table in each applicable year. The Non-CEO NEOs included for calculating the average amounts in each year are: (i) for 2025, Joseph L. Brennan, Alvin C. Collins III, Mark E. Fields, Kevin B. Hammonds and John C. Regan; (ii) for 2024, Joseph R. Breuer, Joseph L. Brennan, Stacy L. Dillow, Mark E. Fields and John R. Reynolds; (iii) for 2023, Joseph L. Brennan, Stacy L. Dillow, Mark E. Fields and John R. Reynolds; (iv) for 2022, Alan L. Boeckmann, Joseph L. Brennan, Thomas P. D’Agostino, Mark E. Fields and John R. Reynolds; and (v) for 2021, Alan L. Boeckmann, Joseph L. Brennan, Thomas P. D’Agostino, Mark E. Fields and Garry W. Flowers.

(4)
The amounts in column (g) represent the average amount of  “compensation actually paid” to the Non-CEO NEOs as a group, as computed in accordance with SEC rules. The following adjustments were made to average total compensation for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

	Average Reported Summary Compensation Table Total for Non-CEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-CEO NEOs
2025	$2,320,125	$(1,011,687)	$(21,578)	$—	$—	$1,286,860
2024	$2,849,975	$(1,373,198)	$2,205,637	$—	$—	$3,682,414
2023	$3,207,048	$(1,580,247)	$2,857,146	$—	$—	$4,483,947
2022	$3,370,535	$(1,923,403)	$3,181,415	$—	$—	$4,628,548
2021	$3,616,290	$(1,883,783)	$3,281,502	$—	$—	$5,014,009

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

	Average Year End Fair Value of Equity Awards Granted During the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change from End of Prior Year to Vesting Date in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards Forfeited in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$937,905	$(469,532)	$—	$(489,951)	$—	$—	$(21,578)
2024	$1,784,819	$573,965	$—	$(153,147)	$—	$—	$2,205,637
2023	$2,450,043	$258,057	$—	$149,046	$—	$—	$2,857,146
2022	$1,603,743	$1,484,252	$—	$86,442	$—	$6,978	$3,181,415
2021	$2,313,069	$989,321	$—	$140,923	$(169,087)	$7,276	$3,281,502

(b)
There were no pension benefit adjustments in the applicable years.

(5)
Cumulative TSR is calculated based on the value of an initial fixed investment of  $100 on December 31, 2020, assuming reinvestment of dividends.

(6)
The peer group used for calculating peer group TSR is the Dow Jones Heavy Construction Industry Group Index.

(7)
The amounts in column (h) represent net earnings (loss) reflected in our audited financial statements for the applicable year.

(8)
EBITDA is defined as earnings before interest, taxes, depreciation and amortization. EBITDA in our incentive plans excludes certain items discussed above in the “Compensation Discussion and Analysis” under “— Performance Measures for 2025.”

While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure that we used to link NEO compensation actually paid to our performance for the most recently completed fiscal year.

Company Selected Measure Name			EBITDA
Named Executive Officers, Footnote
(1)
The amounts in columns (b) and (c) are the total compensation reported for Mr. Constable (our CEO for all of 2021, 2022, 2023, 2024 and part of 2025, referred to herein as our “First CEO”) and Mr. Breuer (our CEO for part of 2025, referred to herein as our “Second CEO”) in the “Total” column of the Summary Compensation Table.
(3)
The amounts in column (f) represent the average of the amounts reported for our NEOs (other than our CEOs) as a group (the “Non-CEO NEOs”) in the “Total” column of the Summary Compensation Table in each applicable year. The Non-CEO NEOs included for calculating the average amounts in each year are: (i) for 2025, Joseph L. Brennan, Alvin C. Collins III, Mark E. Fields, Kevin B. Hammonds and John C. Regan; (ii) for 2024, Joseph R. Breuer, Joseph L. Brennan, Stacy L. Dillow, Mark E. Fields and John R. Reynolds; (iii) for 2023, Joseph L. Brennan, Stacy L. Dillow, Mark E. Fields and John R. Reynolds; (iv) for 2022, Alan L. Boeckmann, Joseph L. Brennan, Thomas P. D’Agostino, Mark E. Fields and John R. Reynolds; and (v) for 2021, Alan L. Boeckmann, Joseph L. Brennan, Thomas P. D’Agostino, Mark E. Fields and Garry W. Flowers.

Peer Group Issuers, Footnote			(6) The peer group used for calculating peer group TSR is the Dow Jones Heavy Construction Industry Group Index.
Adjustment To PEO Compensation, Footnote
(2)
The amounts in columns (d) and (e) represent the “compensation actually paid” to our CEO in each year, computed pursuant to SEC rules. The amounts do not reflect the actual amount of compensation earned or received by our CEO during the applicable year. The following adjustments were made to total compensation for each year to determine the compensation actually paid:

	Reported Summary Compensation Table Total for First CEO	Reported Summary Compensation Table Total for Second CEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to CEO
2025	N/A	$6,873,013	$(3,338,331)	$2,449,633	$—	$—	$5,984,315
	$10,525,488	N/A	$(8,634,900)	$(3,548,718)	$—	$—	$(1,658,130)
2024	$16,135,692	N/A	$(11,619,448)	$20,811,546	$—	$—	$25,327,790
2023	$18,877,290	N/A	$(13,876,206)	$24,719,657	$—	$—	$29,720,741
2022	$13,283,347	N/A	$(9,750,370)	$18,325,305	$—	$—	$21,858,282
2021	$10,859,187	N/A	$(6,452,891)	$11,598,501	$—	$—	$16,004,797

(a)
The amounts in this column represent the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
Equity award adjustments for each applicable are as follows:

	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change from End of Prior Year to Vesting Date in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards Forfeited in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025 Second CEO	$3,309,123	$(544,136)	$—	$(315,354)	$—	$—	$2,449,633
2025 First CEO	$7,796,455	$(4,905,684)	$—	$(6,439,489)	$—	$—	$(3,548,718)
2024	$15,003,854	$6,376,956	$—	$(569,264)	$—	$—	$20,811,546
2023	$21,428,426	$2,686,054	$—	$605,177	$—	$—	$24,719,657
2022	$12,366,554	$5,296,626	$—	$662,125	$—	$—	$18,325,305
2021	$8,582,890	$2,427,575	$—	$588,036	$—	$—	$11,598,501

(c)
The amounts in this column are the amounts reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for the applicable year.

(d)
There were no pension benefit adjustments in the applicable years.

Non-PEO NEO Average Total Compensation Amount			$ 2,320,125	$ 2,849,975	$ 3,207,048	$ 3,370,535	$ 3,616,290
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,286,860	3,682,414	4,483,947	4,628,548	5,014,009
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The amounts in column (g) represent the average amount of  “compensation actually paid” to the Non-CEO NEOs as a group, as computed in accordance with SEC rules. The following adjustments were made to average total compensation for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

	Average Reported Summary Compensation Table Total for Non-CEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-CEO NEOs
2025	$2,320,125	$(1,011,687)	$(21,578)	$—	$—	$1,286,860
2024	$2,849,975	$(1,373,198)	$2,205,637	$—	$—	$3,682,414
2023	$3,207,048	$(1,580,247)	$2,857,146	$—	$—	$4,483,947
2022	$3,370,535	$(1,923,403)	$3,181,415	$—	$—	$4,628,548
2021	$3,616,290	$(1,883,783)	$3,281,502	$—	$—	$5,014,009

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

	Average Year End Fair Value of Equity Awards Granted During the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change from End of Prior Year to Vesting Date in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards Forfeited in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$937,905	$(469,532)	$—	$(489,951)	$—	$—	$(21,578)
2024	$1,784,819	$573,965	$—	$(153,147)	$—	$—	$2,205,637
2023	$2,450,043	$258,057	$—	$149,046	$—	$—	$2,857,146
2022	$1,603,743	$1,484,252	$—	$86,442	$—	$6,978	$3,181,415
2021	$2,313,069	$989,321	$—	$140,923	$(169,087)	$7,276	$3,281,502

Compensation Actually Paid vs. Total Shareholder Return			Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income			Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure			Compensation Actually Paid and EBITDA
Total Shareholder Return Vs Peer Group			Cumulative TSR of the Company and Cumulative TSR of the Peer Group
Tabular List, Table
Financial Performance Measures
As described in greater detail in the “Compensation Discussion and Analysis,” our executive compensation program is designed to link pay with performance by establishing rigorous goals for our performance-based incentives. As required by SEC rules, the table below presents a list of performance measures, which in our assessment represent the most important performance measures we used in 2025 to link executive compensation actually paid to our NEOs to our performance. These performance measures are defined in the “Compensation Discussion and Analysis” under “— Performance Measures for 2025,” under “2025 Performance Awards,” and under “Achievement for 2023-2025 Performance Awards”:
Most Important Financial Performance Measures
EBITDA
Cash Flow from Segments
EBT
Relative TSR

Total Shareholder Return Amount			$ 248	308	245	217	155
Peer Group Total Shareholder Return Amount			388	287	204	171	149
Net Income (Loss)			$ (62,000,000)	$ 2,084,000,000	$ 79,000,000	$ 73,000,000	$ (401,000,000)
Company Selected Measure Amount			499,000,000	550,000,000	624,000,000	347,000,000	359,000,000
PEO Name	Mr. Constable	Mr. Breuer
Equity Awards Adjustments, Footnote
(b)
Equity award adjustments for each applicable are as follows:

	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change from End of Prior Year to Vesting Date in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards Forfeited in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025 Second CEO	$3,309,123	$(544,136)	$—	$(315,354)	$—	$—	$2,449,633
2025 First CEO	$7,796,455	$(4,905,684)	$—	$(6,439,489)	$—	$—	$(3,548,718)
2024	$15,003,854	$6,376,956	$—	$(569,264)	$—	$—	$20,811,546
2023	$21,428,426	$2,686,054	$—	$605,177	$—	$—	$24,719,657
2022	$12,366,554	$5,296,626	$—	$662,125	$—	$—	$18,325,305
2021	$8,582,890	$2,427,575	$—	$588,036	$—	$—	$11,598,501
(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

	Average Year End Fair Value of Equity Awards Granted During the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change from End of Prior Year to Vesting Date in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards Forfeited in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$937,905	$(469,532)	$—	$(489,951)	$—	$—	$(21,578)
2024	$1,784,819	$573,965	$—	$(153,147)	$—	$—	$2,205,637
2023	$2,450,043	$258,057	$—	$149,046	$—	$—	$2,857,146
2022	$1,603,743	$1,484,252	$—	$86,442	$—	$6,978	$3,181,415
2021	$2,313,069	$989,321	$—	$140,923	$(169,087)	$7,276	$3,281,502

Measure:: 1
Pay vs Performance Disclosure
Name			EBITDA
Non-GAAP Measure Description
(8)
EBITDA is defined as earnings before interest, taxes, depreciation and amortization. EBITDA in our incentive plans excludes certain items discussed above in the “Compensation Discussion and Analysis” under “— Performance Measures for 2025.”

While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure that we used to link NEO compensation actually paid to our performance for the most recently completed fiscal year.

Measure:: 2
Pay vs Performance Disclosure
Name			Cash Flow from Segments
Measure:: 3
Pay vs Performance Disclosure
Name			EBT
Measure:: 4
Pay vs Performance Disclosure
Name			Relative TSR
Mr. Constable [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 10,525,488	$ 16,135,692	$ 18,877,290	$ 13,283,347	$ 10,859,187
PEO Actually Paid Compensation Amount			(1,658,130)	25,327,790	29,720,741	21,858,282	16,004,797
Mr. Breuer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			6,873,013
PEO Actually Paid Compensation Amount			5,984,315
PEO | Mr. Constable [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Constable [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,548,718)	20,811,546	24,719,657	18,325,305	11,598,501
PEO | Mr. Constable [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,634,900)	(11,619,448)	(13,876,206)	(9,750,370)	(6,452,891)
PEO | Mr. Constable [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,548,718)	20,811,546	24,719,657	18,325,305	11,598,501
PEO | Mr. Constable [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,796,455	15,003,854	21,428,426	12,366,554	8,582,890
PEO | Mr. Constable [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,905,684)	6,376,956	2,686,054	5,296,626	2,427,575
PEO | Mr. Constable [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Constable [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,439,489)	(569,264)	605,177	662,125	588,036
PEO | Mr. Constable [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Constable [Member] | Total Net Adjustments For Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Constable [Member] | Fair Value at the End of the Prior Year of Equity Awards Forfeited in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Breuer [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Breuer [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,449,633
PEO | Mr. Breuer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,338,331)
PEO | Mr. Breuer [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,449,633
PEO | Mr. Breuer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,309,123
PEO | Mr. Breuer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(544,136)
PEO | Mr. Breuer [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Breuer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(315,354)
PEO | Mr. Breuer [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Breuer [Member] | Total Net Adjustments For Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Breuer [Member] | Fair Value at the End of the Prior Year of Equity Awards Forfeited in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,011,687)	(1,373,198)	(1,580,247)	(1,923,403)	(1,883,783)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(21,578)	2,205,637	2,857,146	3,181,415	3,281,502
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			937,905	1,784,819	2,450,043	1,603,743	2,313,069
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(469,532)	573,965	258,057	1,484,252	989,321
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(489,951)	(153,147)	149,046	86,442	140,923
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						6,978	7,276
Non-PEO NEO | Total Net Adjustments For Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards Forfeited in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							$ (169,087)